Related party transactions and balances - Other receivables - related parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Related party transactions and balances
Other receivables, net	$ 935,365	$ 1,705,333	$ 118,212
Controlled by president | Intellectual International Capital LLC ("IIC")
Related party transactions and balances
Other receivables, net			$ 118,212